Segment Information - Reportable Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net sales	$ 5,140,084	$ 3,977,539	$ 3,398,719
Segment assets	13,287,411	12,889,395
Operating profit	665,270	583,882	552,630
Legal Charges/Credits, net	0	0	56,000
Restructuring and Other Charges, net	(29,765)	(5,079)	(19,711)
Gain on Sale of Assets	(2,367)	1,177	184
Interest expense	(138,221)	(132,558)	(65,363)
Loss on extinguishment of debt	0	(38,810)	0
Other income (expense), net	30,403	35,243	49,778
Income before taxes	557,452	447,757	537,045
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operational Improvement Initiatives	(2,267)	(2,169)	(1,802)
Acquisition Related Costs	0	1,289	(20,389)
Integration Related Costs	(55,160)	(7,188)	(4,179)
Legal Charges/Credits, net	0	0	(1,000)
Tax assessment	0	0	(5,331)
Restructuring and Other Charges, net	(29,765)	(4,086)	(19,711)
Gain on Sale of Assets	(2,367)	1,177	184
FDA Mandated Product Recall	11,314	0	0
UK Pension Settlement Charges	$ (5,940)	$ (89,632)	$ 0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Profit margin	12.90%	14.70%	16.30%
Operating Segments [Member] | Flavors [Member]
Segment Reporting Information [Line Items]
Net sales	$ 3,200,520	$ 2,091,635	$ 1,632,166
Segment assets	10,319,779	9,677,139
Operating profit	$ 482,394	$ 419,264	$ 358,266
Profit margin	15.10%	20.00%	22.00%
Operating Segments [Member] | Fragrances [Member]
Segment Reporting Information [Line Items]
Net sales	$ 1,939,564	$ 1,885,904	$ 1,766,553
Segment assets	2,757,491	2,649,103
Operating profit	$ 349,445	$ 325,901	$ 314,899
Profit margin	18.00%	17.30%	17.80%
Global [Member]
Segment Reporting Information [Line Items]
Segment assets	$ 210,141	$ 563,153
Operating profit	(38,759)	(67,799)	$ (54,538)
Nutrition & Biosciences, Inc [Member]
Segment Reporting Information [Line Items]
Business Acquisition, Transaction Costs	75,000
Nutrition & Biosciences, Inc [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Acquisition Related Costs	(20,747)	0	0
Frutarom Industries Ltd. [Member]
Segment Reporting Information [Line Items]
Amortization		23,500
Business Acquisition, Transaction Costs		66,000
Acquisition-related Costs [Member]
Segment Reporting Information [Line Items]
Operating profit	(250)	7,125	(11,000)
UNITED KINGDOM | Corporate and Other [Member]
Segment Reporting Information [Line Items]
FDA Mandated Product Recall	$ 0	$ 0	$ (2,769)